FINANCIAL ASSETS AT AMORTISED COST - Total Impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	£ 4,000	£ 6,132
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	0
The Group | Loans and advances to banks and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	4
The Group | Loans and advances to customers and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	3,804	5,701
The Group | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	2	1
The Group | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
The Group | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	3,806	5,706
The Group | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	194	426
The Bank
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,311	2,558
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	2	0
The Bank | Loans and advances to banks and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	4
The Bank | Loans and advances to customers and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,176	2,281
The Bank | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	1
The Bank | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	21	27
The Bank | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,197	2,313
The Bank | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	114	245
Stage 1 | The Group
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,013	1,542
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	0
Stage 1 | The Group | Loans and advances to banks and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	4
Stage 1 | The Group | Loans and advances to customers and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	909	1,347
Stage 1 | The Group | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1	0
Stage 1 | The Group | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 1 | The Group | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	910	1,351
Stage 1 | The Group | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	103	191
Stage 1 | The Bank
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	436	716
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	2	0
Stage 1 | The Bank | Loans and advances to banks and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	4
Stage 1 | The Bank | Loans and advances to customers and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	358	589
Stage 1 | The Bank | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	1
Stage 1 | The Bank | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	21	20
Stage 1 | The Bank | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	379	614
Stage 1 | The Bank | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	57	102
Stage 2 | The Group
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,198	2,346
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 2 | The Group | Loans and advances to banks and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 | The Group | Loans and advances to customers and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,112	2,125
Stage 2 | The Group | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 | The Group | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 | The Group | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,112	2,125
Stage 2 | The Group | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	86	221
Stage 2 | The Bank
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	457	1,109
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 2 | The Bank | Loans and advances to banks and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 | The Bank | Loans and advances to customers and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	404	974
Stage 2 | The Bank | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 | The Bank | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 | The Bank | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	404	974
Stage 2 | The Bank | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	53	135
Stage 3 | The Group
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,579	1,983
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 3 | The Group | Loans and advances to banks and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 3 | The Group | Loans and advances to customers and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,573	1,968
Stage 3 | The Group | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1	1
Stage 3 | The Group | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 3 | The Group | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,574	1,969
Stage 3 | The Group | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	5	14
Stage 3 | The Bank
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	418	733
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 3 | The Bank | Loans and advances to banks and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 3 | The Bank | Loans and advances to customers and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	414	718
Stage 3 | The Bank | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 3 | The Bank | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	7
Stage 3 | The Bank | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	414	725
Stage 3 | The Bank | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	4	8
POCI | The Group
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	210	261
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
POCI | The Group | Loans and advances to banks and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
POCI | The Group | Loans and advances to customers and reverse repurchase agreements
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	210	261
POCI | The Group | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
POCI | The Group | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
POCI | The Group | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	210	261
POCI | The Group | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	£ 0	£ 0